Stockholders' Equity (Stock Redemption) (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended	87 Months Ended	99 Months Ended
	Feb. 26, 2020	Jan. 09, 2020	Oct. 30, 2019	May 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Accounting Policies [Abstract]
Number of shares repurchased (in shares)	505,101		446,830		505,101	4,391,519	4,896,620
Weighted-average price per share (in usd per share)	$ 17.50		$ 17.50		$ 17.50	$ 20.95	$ 20.60
Stock repurchase, value	$ 8.8	$ 1.7		$ 3.0